OTHER LONG-TERMS LIABILITIES (Schedule of Minimum Lease Commitments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Premises [Member]
Lease Type [Line Items]
2016	$ 85
2017	75
2018	38
Total minimum lease commitments	198
Vehicles [Member]
Lease Type [Line Items]
2016	68
2017	36
2018	9
Total minimum lease commitments	$ 113